UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2026

REX FANG & Innovation Equity Premium Income ETF

ITEM 1.(a).  Reports to Stockholders.

REX FANG & Innovation Equity Premium Income ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 REX FANG & Innovation Equity Premium Income ETF ticker: FEPI (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the REX FANG & Innovation Equity Premium Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.rexshares.com/fepi. You can also contact us at (844) 802-4004.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX FANG & Innovation Equity Premium Income ETF	$34	0.65%¹
¹	Annualized.

Sector Breakdown

Top Ten Holdings
Micron Technology, Inc.	8.38%
Meta Platforms, Inc.	7.80%
Advanced Micro Devices	7.31%
Alphabet, Inc. Class A	6.87%
Tesla, Inc.	6.61%
Broadcom, Inc.	6.36%
Apple, Inc.	4.43%
Nvidia Corp.	4.42%
Microsoft Corp.	4.42%
Palantir Technologies Inc.	4.41%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.rexshares.com/fepi.

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$615,807,280
Number of Holdings	72
Total Net Advisory Fee	$1,830,067
Portfolio Turnover Rate	73.43%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended January 31, 2026 (Unaudited)

REX FANG & Innovation
Equity Premium Income ETF

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of InvestmentsJanuary 31, 2026 (unaudited)

		Shares	Value
82.92%	COMMON STOCKS(A)

7.80%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	67,018	$48,018,397

15.41%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(B)	113,186	27,085,410
	Netflix, Inc.(B)	325,235	27,153,870
	Tesla, Inc.(B)	94,518	40,681,492
			94,920,772

39.60%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(B)	190,231	45,033,385
	Apple, Inc.	105,178	27,291,587
	AppLovin Corp.(B)	56,096	26,539,579
	Broadcom, Inc.	118,135	39,138,126
	Intel Corp.(B)	581,909	27,041,311
	Micron Technology, Inc.	124,408	51,614,391
	Nvidia Corp.	142,345	27,206,400
			243,864,779

20.11%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Alphabet, Inc. Class A	125,255	42,336,190
	Microsoft Corp.	63,203	27,195,619
	Oracle Corp.	164,725	27,110,440
	Palantir Technologies Inc.(B)	185,334	27,168,111
			123,810,360

82.92%	TOTAL COMMON STOCKS
	(Cost: $332,404,264)		510,614,308

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Investments - continuedJanuary 31, 2026 (unaudited)

		Principal	Value
2.11%	US TREASURY BILLS
	US Treasury Bill 02/24/2026 3.37%(C)	$13,000,000	$12,971,215

2.11%	TOTAL US TREASURY BILLS
	(Cost: $12,971,321)		12,971,215

85.03%	TOTAL INVESTMENTS
	(Cost: $345,375,585)		523,585,523
14.97%	Other assets, net of liabilities		92,221,757
100.00%	NET ASSETS		$615,807,280

(A)All or a portion of the securities is held as collateral for options written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of January 31, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options WrittenJanuary 31, 2026 (unaudited)

(2.72%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.72%)	CALL OPTIONS
	Apple, Inc.	1,042	$(27,037,816)	$280.00	02/20/2026	$(72,940)
	Apple, Inc.	9	(233,532)	285.00	02/20/2026	(342)
	Advanced Micro Devices	1,797	(42,540,381)	240.00	02/20/2026	(2,345,085)
	Advanced Micro Devices	14	(331,422)	250.00	02/20/2026	(12,740)
	Advanced Micro Devices	20	(473,460)	260.00	02/20/2026	(12,500)
	Advanced Micro Devices	7	(165,711)	270.00	02/20/2026	(2,919)
	Advanced Micro Devices	34	(804,882)	275.00	02/20/2026	(11,560)
	Advanced Micro Devices	30	(710,190)	280.00	02/20/2026	(8,400)
	Amazon.com, Inc.	1,131	(27,064,830)	265.00	02/20/2026	(311,025)
	AppLovin Corp.	540	(25,547,940)	580.00	02/20/2026	(653,400)
	AppLovin Corp.	2	(94,622)	590.00	02/20/2026	(2,500)
	AppLovin Corp.	3	(141,933)	600.00	02/20/2026	(2,730)
	AppLovin Corp.	4	(189,244)	610.00	02/20/2026	(3,480)
	AppLovin Corp.	4	(189,244)	615.00	02/20/2026	(3,136)
	AppLovin Corp.	7	(331,177)	620.00	02/20/2026	(4,718)
	Broadcom, Inc.	14	(463,820)	355.00	02/20/2026	(8,610)
	Broadcom, Inc.	23	(761,990)	360.00	02/20/2026	(11,086)
	Broadcom, Inc.	7	(231,910)	365.00	02/20/2026	(2,667)
	Broadcom, Inc.	13	(430,690)	370.00	02/20/2026	(3,991)
	Broadcom, Inc.	1,124	(37,238,120)	390.00	02/20/2026	(134,880)
	Alphabet, Inc. Class A	27	(912,600)	355.00	02/20/2026	(17,955)
	Alphabet, Inc. Class A	20	(676,000)	360.00	02/20/2026	(10,600)
	Alphabet, Inc. Class A	1,198	(40,492,400)	365.00	02/20/2026	(505,556)
	Alphabet, Inc. Class A	7	(236,600)	370.00	02/20/2026	(2,317)
	Intel Corp.	5,555	(25,814,085)	50.00	02/20/2026	(749,925)
	Intel Corp.	93	(432,171)	55.00	02/20/2026	(5,022)
	Intel Corp.	171	(794,637)	60.00	02/20/2026	(4,788)
	Meta Platforms, Inc.	7	(501,550)	660.00	02/20/2026	(42,952)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options Written - continuedJanuary 31, 2026 (unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Meta Platforms, Inc.	2	$(143,300)	$665.00	02/20/2026	$(11,458)
Meta Platforms, Inc.	5	(358,250)	675.00	02/20/2026	(24,020)
Meta Platforms, Inc.	633	(45,354,450)	680.00	02/20/2026	(2,832,675)
Meta Platforms, Inc.	11	(788,150)	705.00	02/20/2026	(30,118)
Meta Platforms, Inc.	3	(214,950)	730.00	02/20/2026	(4,377)
Meta Platforms, Inc.	5	(358,250)	735.00	02/20/2026	(6,370)
Meta Platforms, Inc.	4	(286,600)	815.00	02/20/2026	(516)
Microsoft Corp.	627	(26,979,183)	510.00	02/20/2026	(30,723)
Microsoft Corp.	5	(215,145)	520.00	02/20/2026	(200)
Micron Technology, Inc.	1,175	(48,748,400)	370.00	02/20/2026	(6,721,000)
Micron Technology, Inc.	9	(373,392)	390.00	02/20/2026	(37,647)
Micron Technology, Inc.	13	(539,344)	400.00	02/20/2026	(46,020)
Micron Technology, Inc.	33	(1,369,104)	430.00	02/20/2026	(69,795)
Micron Technology, Inc.	14	(580,832)	480.00	02/20/2026	(11,200)
Netflix, Inc.	3,094	(25,831,806)	90.00	02/20/2026	(145,418)
Netflix, Inc.	50	(417,450)	92.50	02/20/2026	(1,200)
Netflix, Inc.	108	(901,692)	95.00	02/20/2026	(1,620)
Nvidia Corp.	1,399	(26,739,087)	200.00	02/20/2026	(481,256)
Nvidia Corp.	24	(458,712)	210.00	02/20/2026	(2,784)
Oracle Corp.	15	(246,870)	180.00	02/20/2026	(4,830)
Oracle Corp.	1,562	(25,707,396)	190.00	02/20/2026	(238,986)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options Written - continuedJanuary 31, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Oracle Corp.	70	$(1,152,060)	$200.00	02/20/2026	$(5,460)
	Palantir Technologies Inc.	1,853	(27,163,127)	160.00	02/20/2026	(833,850)
	Tesla, Inc.	5	(215,205)	455.00	02/20/2026	(4,335)
	Tesla, Inc.	10	(430,410)	465.00	02/20/2026	(6,200)
	Tesla, Inc.	10	(430,410)	475.00	02/20/2026	(4,500)
	Tesla, Inc.	12	(516,492)	480.00	02/20/2026	(4,512)
	Tesla, Inc.	908	(39,081,228)	490.00	02/20/2026	(245,160)
	TOTAL CALL OPTIONS
	(Premiums Received: $13,446,331)					(16,754,054)

(2.72%)	TOTAL OPTIONS WRITTEN
	(Premiums Received: $13,446,331)					$(16,754,054)

(A) Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Statement of Assets and LiabilitiesJanuary 31, 2026 (unaudited)

ASSETS
Investments at value(1) (Note 1)	$523,585,523
Cash	21,257,454
Receivable for securities sold	102,378,860
TOTAL ASSETS	647,221,837

LIABILITIES
Options written at value(2) (Note 1)	16,754,054
Payable for securities purchased	14,324,186
Accrued advisory fees	336,317
TOTAL LIABILITIES	31,414,557
NET ASSETS	$615,807,280

Net Assets Consist of:
Paid-in capital	$607,432,525
Distributable earnings (accumulated deficits)	8,374,755
Net Assets	$615,807,280

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	14,100,000
Net Asset Value and Offering Price Per Share	$43.67

(1) Identified cost of:	$345,375,585
(2) Premiums received of:	$13,446,331

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Statement of OperationsSix Months Ended January 31, 2026 (unaudited)

INVESTMENT INCOME
Dividends	$601,865
Interest	181,731
Total investment income	783,596

EXPENSES
Investment advisory fees (Note 2)	1,830,067
Total expenses	1,830,067

Net investment income (loss)	(1,046,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	32,019,833
Net realized gain (loss) on options written	(44,172,796)
Net realized gain (loss) on investments and options written	(12,152,963)

Net change in unrealized appreciation (depreciation) of investments	60,791,918
Net change in unrealized appreciation (depreciation) of options written	(2,963,903)
Net change in unrealized appreciation (depreciation) of investments and options written	57,828,015
Net realized and unrealized appreciation (depreciation) of investments and options written	45,675,052

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$44,628,581

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Statements of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(1,046,471)	$(1,092,391)
Net realized gain (loss) on investments and options written	(12,152,963)	(43,230,056)
Net change in unrealized appreciation (depreciation) of investments and options written	57,828,015	95,946,591
Increase (decrease) in net assets from operations	44,628,581	51,624,144

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(72,518,786)	(23,338,202)
Return of capital	—	(87,200,371)
Decrease in net assets from distributions	(72,518,786)	(110,538,573)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	154,886,558	214,945,372
Shares redeemed	(1,122,013)	(46,467,410)
Increase (decrease) in net assets from capital stock transactions	153,764,545	168,477,962

NET ASSETS
Increase (decrease) during period	125,874,340	109,563,533
Beginning of period	489,932,940	380,369,407
End of period	$615,807,280	$489,932,940

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Period Ended July 31, 2024*
Net asset value, beginning of period	$45.58	$51.75	$50.00

Investment activities
Net investment income (loss)(1)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments and options written(2)	4.09	6.03	12.26
Total from investment activities	4.00	5.91	12.14
Distributions
Net investment income	(5.91)	(2.53)	(1.21)
Return of capital	—	(9.55)	(9.18)
Total distributions	(5.91)	(12.08)	(10.39)

Net asset value, end of period	$43.67	$45.58	$51.75

Total Return(3)	8.81%	13.49%	25.13%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%	0.65%	0.65%
Net investment income (loss)	(0.37%)	(0.25%)	(0.27%)
Portfolio turnover rate(5)	73.43%	128.92%	129.46%
Net assets, end of period (000s)	$615,807	$489,933	$380,369

(1)Per share amounts calculated using the average shares outstanding during the period.

(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on October 11, 2023.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial StatementsJanuary 31, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX FANG & Innovation Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 11, 2023.

The Fund’s investment objective is to seek capital appreciation and current income.

The Fund is deemed to be an individual operating reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options, including options written, are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

traded. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$510,614,308	$—	$—	$510,614,308
US Treasury Bills	—	12,971,215	—	12,971,215
	$510,614,308	$12,971,215	$—	$523,585,523
Liabilities
Call Options Written	$(16,754,054)	$—	$—	$(16,754,054)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended January 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
REX FANG & Innovation Equity Premium Income ETF	25,000	$250	$1,091,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund seeks to generate current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time; however, the Fund intends to target written call options that are not at or in the money. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options is generally a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. A “covered call” option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks related to its use of derivatives.

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Options Written	$(16,754,054)	$—	$(16,754,054)	$16,754,054	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables.  The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers.  The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties.  Such requirements are specific to the respective clearing broker or counterparty.

The following are the derivatives held, whose underlying risk exposure is equity price risk, by the Fund on January 31, 2026:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(16,754,054	)*

*Statement of Assets and Liabilities location: Options written at value.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

The effect of derivative instruments on the Statement of Operations, whose underlying risk exposure is equity price risk, for the six months ended January 31, 2026 is as follows:

Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Written	$(44,172,796)	$(2,963,903)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the six months ended January 31, 2026, serves as an indicator of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average Notional Value of:
Written Options	$(538,299,457)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.65%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the six months ended January 31, 2026 were as follows:

Purchases	Sales
$ 379,555,756	$ 500,656,634

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2026 were as follows:

Purchases	Sales	Realized Gains
$ 153,081,230	$ 871,953	$ 309,699

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during six months ended January 31, 2026 and the year ended July 31, 2025, were as follows:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Distributions paid from:
Ordinary income	$72,518,786	$23,338,202
Return of capital	—	87,200,371
	$72,518,786	$110,538,573

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

As of January 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(74,492,694)
Accumulated net realized gain (loss) on investments	(92,034,766)
Net unrealized appreciation (depreciation) of investments	174,902,215
$8,374,755

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$331,929,254	$193,373,614	$(18,471,399)	$174,902,215

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Shares sold	3,375,000	4,400,000
Shares redeemed	(25,000)	(1,000,000)
Net increase (decrease)	3,350,000	3,400,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2026, the Fund had 39.60% of the value of its net assets invested in securities within the Information Technology – Hardware sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (unaudited)

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Amount
February 25, 2026	February 25, 2026	$(12,387,722)
March 25, 2026	March 25, 2026	(12,556,207)

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | JANUARY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Advisory Agreement Renewal

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 6, 2026

* Print the name and title of each signing officer under his or her signature.